Capital Stock (Details 2) - Mar. 31, 2015 - $ / shares	Total
Warrants outstanding
Shares subject to purchase	1,544,474
Warrant 1 [Member]
Warrants outstanding
Exercise price per share	$ 10
Expirate date range	1/31/2016 to 1/1/2020
Shares subject to purchase	1,064,683
Warrant 2 [Member]
Warrants outstanding
Exercise price per share	$ 12.80
Expirate date range	3/3/2023
Shares subject to purchase	147,000
Warrant 3 [Member]
Warrants outstanding
Exercise price per share	$ 15
Expirate date range	1/31/2016 to 6/11/2016
Shares subject to purchase	54,477
Warrant 4 [Member]
Warrants outstanding
Exercise price per share	$ 20
Expirate date range	7/30/2016 to 9/30/2017
Shares subject to purchase	186,388
Warrant 5 [Member]
Warrants outstanding
Exercise price per share	$ 30
Expirate date range	2/13/2016 to 3/4/2018
Shares subject to purchase	69,426
Warrant 6 [Member]
Warrants outstanding
Exercise price per share	$ 40
Expirate date range	9/15/2017
Shares subject to purchase	21,250
Warrant 7 [Member]
Warrants outstanding
Exercise price per share	$ 60
Expirate date range	2/13/2016
Shares subject to purchase	1,250